Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 13,864,646	$ 15,753,896	$ 32,360,520
Restricted cash	480,000	480,000	380,000
Accounts receivable, net	2,669,269	1,121,694	1,886,708
Inventories	6,833,937	11,551,831	11,118,188
Prepaid expenses	1,061,770	1,487,582
Other current assets	1,567,143	1,454,563
Prepaid expenses and other current assets		2,942,145	1,036,645
Total current assets	26,476,765	31,849,566	46,782,061
Property and equipment, net	686,977	636,944	356,194
Intangible assets, net	1,237,062	1,341,640	1,481,077
Investment in equity securities	670,951	1,670,951	670,951
Investment in leases	114,865	97,054
Right-of-use operating lease assets	4,959,255	5,305,881	3,483,042
Financing receivables	288,872	288,872	138,161
Security deposit, long-term	29,649	8,682	3,057
Total assets	34,464,396	41,199,590	52,914,543
Current Liabilities
Accounts payable	1,684,764	2,390,422	5,738,873
Due to customers	9,830,000
Accrued expenses	3,598,525	3,347,399	2,874,018
Deferred revenue	1,116,511	1,221,497	719,771
Operating lease liabilities – current	859,820	824,326	41,513
Other liabilities	803,091	113,844	110,574
Total current liabilities	17,892,711	7,897,488	9,484,749
Operating lease liabilities – noncurrent	4,746,575	5,090,170	3,441,642
Warrants liability	76,275	220,884	9,543,000
Derivative liability – non-controlling redeemable preferred shares	285,640	359,225	511,948
Other long-term liabilities	618,156	393,179	18,860
Total liabilities	23,619,357	13,960,946	23,000,199
Commitments and Contingencies
Stockholders’ equity
Redeemable non-controlling interests, preferred shares, zero par value, 1,000,000 shares authorized, 3,138 shares issued and outstanding at September 30, 2023 and December 31, 2022; aggregate liquidation preference of $3,676,668 and $3,464,606 at September 30, 2023 and December 31, 2022, respectively	4,032,163	3,547,765	2,901,899
Class D Incentive units, zero par value, 1,000,000 units authorized; 50,000 and 250,000 units issued and outstanding at September 30, 2023 and December 31, 2022, respectively	185,004	445,479
Preferred stock, $0.0001 par value, 1,000,000 shares authorized; zero shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively
Common stock, $0.0001 par value, 100,000,000 shares authorized; 32,505,010 and 24,272,150 shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively	3,251	2,427	1,888
Additional paid-in capital	152,100,803	144,073,505	122,336,607
Accumulated other comprehensive income	104,539	76,182	113,446
Accumulated deficit	(140,957,114)	(116,956,528)	(92,937,863)
Nuvve Holding Corp. Stockholders’ Equity	11,251,479	27,195,586	29,514,078
Non-controlling interests	(4,623,607)	(3,950,186)	(2,501,633)
Total stockholders’ equity	6,627,872	23,245,400	27,012,445
Total Liabilities, Mezzanine Equity and Stockholders’ Equity	$ 34,464,396	41,199,590	52,914,543
Class D Incentive units
Stockholders’ equity
Class D Incentive units, zero par value, 1,000,000 units authorized; 50,000 and 250,000 units issued and outstanding at September 30, 2023 and December 31, 2022, respectively		$ 445,479